Lines of credit and loan facilities	9 Months Ended
Sep. 30, 2019
Lines of credit and loan facilities
Lines of credit and loan facilities
2 6 .	Lines of credit and loan facilities

As of September 30, 2019, the Group had agreements with China commercial banks for unsecured revolving lines of credit, and increased its revolving lines of credit to
RM
B
65,411,062, which will expire through 2019 to 2020. The Group was in compliance with the financial covenants, if any, under those lines of credit as of September 30, 2019.
As of September 30, 2019, under the lines of credit, the Group had RMB23,144,408 reserved for the issuance of bank acceptance and RMB1,096,040 reserved for the bank guarantee.
In December 2017, the Group entered into a
5-year
US$1,000,000 term and revolving credit facilities agreement with a group of 24 arrangers. The facilities were priced at 115 basis points over
London Interbank Offered Rate
. The use of proceeds of the facilities was intended for general corporate purposes. As of September 30, 2019, the Group had an undrawn balance of US$550,000 under the credit facilities agreement, with a commitment fee of 0.2% per annum on the undrawn portion, which will be expired one month prior to the final maturity date, which is sixty months after the date of this credit facilities agreement.